Shareholder Report, Line Graph (Details)	7 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 USD ($)
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Amazon (AMZN) ETF NAV
Account Value	$ 12,912	$ 12,912
Kurv Yield Premium Strategy Apple (AAPL) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Apple (AAPL) ETF NAV
Account Value	$ 10,830	$ 10,830
Kurv Yield Premium Strategy Google (GOOGL) ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Google (GOOGL) ETF NAV
Account Value	13,172	$ 13,172
Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Microsoft (MSFT) ETF NAV
Account Value	$ 11,791	$ 11,791
Kurv Yield Premium Strategy Netflix (NFLX) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF NAV
Account Value	$ 13,716	13,716
Kurv Yield Premium Strategy Tesla (TSLA) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF NAV
Account Value	$ 9,238	$ 9,238
Class Kurv Yield Premium Strategy Amazon (AMZN) ETF-Kurv Yield Premium Strategy Amazon (AMZN) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Amazon (AMZN) ETF Market
Account Value	12,868	$ 12,868
Class Kurv Yield Premium Strategy Amazon (AMZN) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Account Value	$ 12,781	$ 12,781
Class Kurv Yield Premium Strategy Apple (AAPL) ETF-Kurv Yield Premium Strategy Apple (AAPL) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Apple (AAPL) ETF Market
Account Value	$ 10,838	10,838
Class Kurv Yield Premium Strategy Apple (AAPL) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,874	$ 12,874
Class Kurv Yield Premium Strategy Google (GOOGL) ETF-Kurv Yield Premium Strategy Google (GOOGL) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Google (GOOGL) ETF Market
Account Value	13,165	$ 13,165
Class Kurv Yield Premium Strategy Google (GOOGL) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Account Value	12,781	$ 12,781
Class Kurv Yield Premium Strategy Microsoft (MSFT) ETF-Kurv Yield Premium Strategy Microsoft (MSFT) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Kurv Yield Premium Strategy Microsoft (MSFT) ETF Market
Account Value	11,745	$ 11,745
Class Kurv Yield Premium Strategy Microsoft (MSFT) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Account Value	$ 12,781	$ 12,781
Class Kurv Yield Premium Strategy Netflix (NFLX) ETF-Kurv Yield Premium Strategy Netflix (NFLX) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF Market
Account Value	$ 13,706	13,706
Class Kurv Yield Premium Strategy Netflix (NFLX) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,874	12,874
Class Kurv Yield Premium Strategy Tesla (TSLA) ETF-Kurv Yield Premium Strategy Tesla (TSLA) ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Tesla (TSLA) ETF Market
Account Value	$ 9,246	9,246
Class Kurv Yield Premium Strategy Tesla (TSLA) ETF-S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,874	$ 12,874